Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																12 Months Ended
	Aug. 22, 2024 shares	Aug. 16, 2024 CAD ($) shares	Jan. 17, 2024 CAD ($) shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 CAD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Aug. 31, 2024 CAD ($) shares	Aug. 31, 2023 CAD ($)	Aug. 31, 2023 USD ($) $ / shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2024 $ / shares	Aug. 31, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative Liabilities
Warrants exercise term					5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years	3 years	3 years	3 years
Exercise price of warrants | (per share)						$ 141.75	$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,080.00	$ 1,687.50			$ 568.35		$ 546.75		$ 191.23	$ 191.23	$ 734.40	$ 724.95	$ 722.25	$ 761.40	$ 765.45	$ 760.05	$ 1,457.03	$ 2,276.61
Transaction costs | $																$ 246,298	$ 800,744		$ 0
Number of shares converted	1
Value of shares issued upon conversion of convertible preferred stock | $																301,997
Securities issuance - warrants exchanged (in shares)		41,858
Gain (loss) from valuation of derivative financial instruments | $																$ 3,011,170	0
Pre-funded warrants
Derivative Liabilities
Exercise price of warrants | $ / shares																					$ 0.001
Securities issuance - warrants exchanged (in shares)		475														475
Series A Convertible Preferred Shares
Derivative Liabilities
Number of shares converted																650
Shares issued upon conversion of convertible preferred stock		21,169														11,642
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares							1,000
Conversion price per share | $ / shares							$ 141.75
Threshold beneficial ownership percentage more than which conversion prohibited							4.99%																4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price							80.00%																80.00%
Number of trading days considered for average volume-weighted average price							5 days
Minimum conversion price per share | $ / shares							$ 40.50
Number of warrants issued		21,169			21,169	21,169	7
Warrants exercise term							5 years
Exercise price of warrants | $ / shares							$ 141.75
Number of additional shares issued							1
Holding period of preferred shares							6 months
Number of shares issued during the period					3,000	3,000
Total cash consideration					$ 4,036,025	$ 3,000,000
Transaction costs | $																$ 615,306	0
Number of shares converted																650
Shares issued upon conversion of convertible preferred stock																11,642
Value of shares issued upon conversion of convertible preferred stock | $																$ 301,997
Securities issuance - warrants exchanged (in shares)		41,858
Gain (loss) from valuation of derivative financial instruments		$ 1,715,543																$ 0
Derivatives | Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares)		475
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares							$ 1,000
Conversion price per share | $ / shares							$ 141.75
Threshold beneficial ownership percentage more than which conversion prohibited							4.99%																4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price							80.00%																80.00%
Number of trading days considered for average volume-weighted average price							5 days
Minimum conversion price per share | $ / shares							$ 40.75
Number of warrants issued			21,165	21,165			7
Warrants exercise term							5 years
Exercise price of warrants | $ / shares							$ 141.75
Total cash consideration			$ 4,044,900	$ 3,000,000
Transaction costs | $																839,195	0
Number of shares converted			3,000	3,000
Gain (loss) from valuation of derivative financial instruments | $																2,591,404	0
Accelerated amortization of the deferred loss during the period | $																376,598	0
Warrant issued
Derivative Liabilities
Gain (loss) from valuation of derivative financial instruments | $																$ 7,190,449	$ 2,055,688